Shareholder Report, Holdings (Details)	Dec. 31, 2024
C 000004694 [Member] | Global Balanced 9 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004694 [Member] | Total Net Assets 10 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000225794 [Member] | Domestic Fixed Income 27 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000225794 [Member] | Total Net Assets 28 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000202635 [Member] | Global Balanced 53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000202635 [Member] | Total Net Assets 54 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085347 [Member] | Global Fixed Income 79 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085347 [Member] | Total Net Assets 80 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218222 [Member] | Global Equity 97 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218222 [Member] | Total Net Assets 98 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085349 [Member] | Global Equity 117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085349 [Member] | Total Net Assets 118 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218225 [Member] | Domestic Equity 141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218225 [Member] | Total Net Assets 142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085351 [Member] | Domestic Equity 165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085351 [Member] | Total Net Assets 166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085354 [Member] | International Equity 183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085354 [Member] | Total Net Assets 184 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085355 [Member] | Emerging Markets Equity 201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085355 [Member] | Total Net Assets 202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085345 [Member] | Domestic Equity 219 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000085345 [Member] | Total Net Assets 220 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004638 [Member] | Domestic Fixed Income 237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004638 [Member] | Total Net Assets 238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000102953 [Member] | Emerging Markets Equity 255 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000102953 [Member] | Total Net Assets 256 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004637 [Member] | International Equity 273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004637 [Member] | Total Net Assets 274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004635 [Member] | Domestic Equity 293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004635 [Member] | Total Net Assets 294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004636 [Member] | Domestic Equity 313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004636 [Member] | Total Net Assets 314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000039497 [Member] | Domestic Equity 335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C 000039497 [Member] | International Equity 336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000039497 [Member] | Emerging Markets Equity 337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000039497 [Member] | Global Equity 338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000039497 [Member] | Domestic Fixed Income 339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000039497 [Member] | Alternative 340 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000039497 [Member] | Total Net Assets 341 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218198 [Member] | Domestic Fixed Income 362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.50%
C 000218198 [Member] | Domestic Equity 363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000218198 [Member] | Alternative 364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000218198 [Member] | Domestic Balanced 365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000218198 [Member] | Emerging Markets Fixed Income 366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000218198 [Member] | International Equity 367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000218198 [Member] | Emerging Markets Equity 368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000218198 [Member] | Total Net Assets 369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000039496 [Member] | Domestic Equity 390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.50%
C 000039496 [Member] | International Equity 391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000039496 [Member] | Domestic Fixed Income 392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C 000039496 [Member] | Alternative 393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000039496 [Member] | Global Equity 394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000039496 [Member] | Emerging Markets Equity 395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000039496 [Member] | Emerging Markets Fixed Income 396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000039496 [Member] | Total Net Assets 397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218212 [Member] | Domestic Fixed Income 418 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C 000218212 [Member] | Domestic Equity 419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C 000218212 [Member] | Alternative 420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C 000218212 [Member] | Domestic Balanced 421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000218212 [Member] | International Equity 422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000218212 [Member] | Emerging Markets Equity 423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000218212 [Member] | Emerging Markets Fixed Income 424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000218212 [Member] | Global Equity 425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000218212 [Member] | Total Net Assets 426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000039495 [Member] | Domestic Equity 447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.60%
C 000039495 [Member] | Domestic Fixed Income 448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.10%
C 000039495 [Member] | International Equity 449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C 000039495 [Member] | Alternative 450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000039495 [Member] | Emerging Markets Equity 451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000039495 [Member] | Domestic Balanced 452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000039495 [Member] | Emerging Markets Fixed Income 453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000039495 [Member] | Global Equity 454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000039495 [Member] | Total Net Assets 455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004664 [Member] | Domestic Equity 476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.80%
C 000004664 [Member] | International Equity 477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.50%
C 000004664 [Member] | Domestic Fixed Income 478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000004664 [Member] | Emerging Markets Equity 479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000004664 [Member] | Alternative 480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000004664 [Member] | Total Net Assets 481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004659 [Member] | Domestic Fixed Income 510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	71.30%
C 000004659 [Member] | Domestic Equity 511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000004659 [Member] | Alternative 512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000004659 [Member] | International Equity 513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000004659 [Member] | Global Fixed Income 514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000004659 [Member] | Emerging Markets Equity 515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000004659 [Member] | Total Net Assets 516 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004663 [Member] | Domestic Equity 545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	55.60%
C 000004663 [Member] | International Equity 546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C 000004663 [Member] | Domestic Fixed Income 547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000004663 [Member] | Emerging Markets Equity 548 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000004663 [Member] | Alternative 549 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000004663 [Member] | Total Net Assets 550 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004660 [Member] | Domestic Fixed Income 579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	53.50%
C 000004660 [Member] | Domestic Equity 580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.50%
C 000004660 [Member] | International Equity 581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000004660 [Member] | Alternative 582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000004660 [Member] | Emerging Markets Equity 583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000004660 [Member] | Global Fixed Income 584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000004660 [Member] | Total Net Assets 585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000004662 [Member] | Domestic Equity 614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	41.50%
C 000004662 [Member] | Domestic Fixed Income 615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.80%
C 000004662 [Member] | International Equity 616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000004662 [Member] | Alternative 617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000004662 [Member] | Emerging Markets Equity 618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000004662 [Member] | Total Net Assets 619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000111244 [Member] | Domestic Equity 648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C 000111244 [Member] | Domestic Fixed Income 649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C 000111244 [Member] | Global Equity 650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
C 000111244 [Member] | International Equity 651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000111244 [Member] | Emerging Markets Equity 652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000111244 [Member] | Emerging Markets Fixed Income 653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000111244 [Member] | Total Net Assets 654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000252141 [Member] | Domestic Fixed Income 675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	54.40%
C 000252141 [Member] | Domestic Equity 676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C 000252141 [Member] | Global Equity 677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000252141 [Member] | International Equity 678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000252141 [Member] | Emerging Markets Fixed Income 679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000252141 [Member] | Emerging Markets Equity 680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000252141 [Member] | Total Net Assets 681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000111243 [Member] | Domestic Equity 702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.70%
C 000111243 [Member] | Domestic Fixed Income 703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.40%
C 000111243 [Member] | Global Equity 704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000111243 [Member] | International Equity 705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000111243 [Member] | Emerging Markets Equity 706 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000111243 [Member] | Emerging Markets Fixed Income 707 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000111243 [Member] | Total Net Assets 708 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218218 [Member] | Domestic Equity 729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	61.50%
C 000218218 [Member] | Domestic Fixed Income 730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C 000218218 [Member] | International Equity 731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000218218 [Member] | Securities Lending Collateral 732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000218218 [Member] | Emerging Markets Equity 733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218218 [Member] | Global Equity 734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000218218 [Member] | Short Term Investments 735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218218 [Member] | Total Net Assets 736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	106.10%
C 000218214 [Member] | Domestic Fixed Income 763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.70%
C 000218214 [Member] | Domestic Equity 764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.60%
C 000218214 [Member] | International Equity 765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C 000218214 [Member] | Emerging Markets Equity 766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000218214 [Member] | Securities Lending Collateral 767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000218214 [Member] | Short Term Investments 768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218214 [Member] | Total Net Assets 769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000218217 [Member] | Domestic Equity 796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.80%
C 000218217 [Member] | Domestic Fixed Income 797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.90%
C 000218217 [Member] | International Equity 798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.80%
C 000218217 [Member] | Emerging Markets Equity 799 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000218217 [Member] | Global Equity 800 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000218217 [Member] | Securities Lending Collateral 801 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218217 [Member] | Short Term Investments 802 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218217 [Member] | Total Net Assets 803 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000192080 [Member] | Domestic Equity 830 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.60%
C 000192080 [Member] | Domestic Fixed Income 831 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000192080 [Member] | International Equity 832 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000192080 [Member] | Securities Lending Collateral 833 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000192080 [Member] | Emerging Markets Equity 834 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000192080 [Member] | Emerging Markets Fixed Income 835 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000192080 [Member] | Total Net Assets 836 [Member]
Holdings [Line Items]
Percent of Net Asset Value	108.40%
C 000192068 [Member] | Domestic Fixed Income 857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.20%
C 000192068 [Member] | Domestic Equity 858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.70%
C 000192068 [Member] | Securities Lending Collateral 859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000192068 [Member] | International Equity 860 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192068 [Member] | Emerging Markets Fixed Income 861 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192068 [Member] | Emerging Markets Equity 862 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192068 [Member] | Short Term Investments 863 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000192068 [Member] | Total Net Assets 864 [Member]
Holdings [Line Items]
Percent of Net Asset Value	109.70%
C 000192078 [Member] | Domestic Equity 885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.90%
C 000192078 [Member] | Domestic Fixed Income 886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.90%
C 000192078 [Member] | International Equity 887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000192078 [Member] | Emerging Markets Fixed Income 888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000192078 [Member] | Securities Lending Collateral 889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192078 [Member] | Emerging Markets Equity 890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000192078 [Member] | Short Term Investments 891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000192078 [Member] | Total Net Assets 892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.30%
C 000153487 [Member] | Other Short Term Investments 911 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C 000153487 [Member] | Information Technology 912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000153487 [Member] | Financials 913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.00%
C 000153487 [Member] | Communication Services 914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C 000153487 [Member] | Non U S Government Agency A B S 915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.50%
C 000153487 [Member] | Derivative Instruments 916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000153487 [Member] | Consumer Discretionary 917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000153487 [Member] | Health Care 918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000153487 [Member] | Industrials 919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000153487 [Member] | U S Government Agency M B S 920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000153487 [Member] | Other Sectors 921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000153487 [Member] | Total Net Assets 922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	124.30%
C 000153487 [Member] | Derivative Instruments 924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(11.00%)
C 000153487 [Member] | Information Technology 925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.20%)
C 000153487 [Member] | Investment Companies 926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(5.10%)
C 000153487 [Member] | Consumer Discretionary 927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.10%)
C 000153487 [Member] | Industrials 928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.80%)
C 000153487 [Member] | Health Care 929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.60%)
C 000153487 [Member] | Financials 930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.10%)
C 000153487 [Member] | Communication Services 931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000153487 [Member] | Real Estate 932 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000153487 [Member] | Energy 933 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000153487 [Member] | Other Sectors 934 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000153487 [Member] | Total Net Assets 935 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(31.40%)
C 000029600 [Member] | Financials 952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.00%
C 000029600 [Member] | Information Technology 953 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.80%
C 000029600 [Member] | Industrials 954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C 000029600 [Member] | Communication Services 955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000029600 [Member] | Consumer Discretionary 956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000029600 [Member] | Consumer Staples 957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000029600 [Member] | Energy 958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000029600 [Member] | Other Short Term Investments 959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000029600 [Member] | Utilities 960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000029600 [Member] | Materials 961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000029600 [Member] | Other Sectors 962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000029600 [Member] | Total Net Assets 963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000029600 [Member] | Derivative Instruments 965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000029600 [Member] | Total Net Assets 966 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000202637 [Member] | Information Technology 993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C 000202637 [Member] | Industrials 994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.90%
C 000202637 [Member] | Financials 995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000202637 [Member] | Consumer Discretionary 996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000202637 [Member] | Communication Services 997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000202637 [Member] | Health Care 998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000202637 [Member] | Materials 999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000202637 [Member] | Consumer Staples 1000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000202637 [Member] | Real Estate 1001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000202637 [Member] | Utilities 1002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000202637 [Member] | Other Sectors 1003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000202637 [Member] | Total Net Assets 1004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000172890 [Member] | Information Technology 1029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.70%
C 000172890 [Member] | Industrials 1030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C 000172890 [Member] | Health Care 1031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000172890 [Member] | Financials 1032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000172890 [Member] | Consumer Staples 1033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000172890 [Member] | Consumer Discretionary 1034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000172890 [Member] | Utilities 1035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000172890 [Member] | Materials 1036 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000172890 [Member] | Real Estate 1037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000172890 [Member] | Other Short Term Investments 1038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000172890 [Member] | Other Sectors 1039 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000172890 [Member] | Total Net Assets 1040 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000004683 [Member] | Information Technology 1067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.30%
C 000004683 [Member] | Industrials 1068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C 000004683 [Member] | Health Care 1069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000004683 [Member] | Consumer Discretionary 1070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C 000004683 [Member] | Financials 1071 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000004683 [Member] | Communication Services 1072 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000004683 [Member] | Consumer Staples 1073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000004683 [Member] | Other Short Term Investments 1074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000004683 [Member] | Materials 1075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000004683 [Member] | Energy 1076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000004683 [Member] | Other Sectors 1077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000004683 [Member] | Total Net Assets 1078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C 000004705 [Member] | Industrials 1105 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C 000004705 [Member] | Financials 1106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C 000004705 [Member] | Consumer Discretionary 1107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000004705 [Member] | Health Care 1108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000004705 [Member] | Information Technology 1109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000004705 [Member] | Consumer Staples 1110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000004705 [Member] | Real Estate 1111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000004705 [Member] | Materials 1112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000004705 [Member] | Energy 1113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000004705 [Member] | Other Short Term Investments 1114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000004705 [Member] | Other Sectors 1115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000004705 [Member] | Total Net Assets 1116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C 000239073 [Member] | Information Technology 1139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.10%
C 000239073 [Member] | Communication Services 1140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000239073 [Member] | Health Care 1141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000239073 [Member] | Financials 1142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000239073 [Member] | Industrials 1143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000239073 [Member] | Consumer Staples 1144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000239073 [Member] | Consumer Discretionary 1145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000239073 [Member] | Utilities 1146 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000239073 [Member] | Energy 1147 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000239073 [Member] | Materials 1148 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000239073 [Member] | Other Sectors 1149 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000239073 [Member] | Total Net Assets 1150 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000234521 [Member] | Information Technology 1173 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.60%
C 000234521 [Member] | Derivative Instruments 1174 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C 000234521 [Member] | Financials 1175 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.10%
C 000234521 [Member] | Industrials 1176 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C 000234521 [Member] | Health Care 1177 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C 000234521 [Member] | Consumer Discretionary 1178 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000234521 [Member] | Consumer Staples 1179 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000234521 [Member] | Utilities 1180 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000234521 [Member] | Other Short Term Investments 1181 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000234521 [Member] | Energy 1182 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000234521 [Member] | Total Net Assets 1183 [Member]
Holdings [Line Items]
Percent of Net Asset Value	120.80%
C 000234521 [Member] | Derivative Instruments 1185 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C 000234521 [Member] | Total Net Assets 1186 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(17.70%)
C 000210327 [Member] | Consumer Staples 1203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000210327 [Member] | Health Care 1204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000210327 [Member] | Financials 1205 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000210327 [Member] | Industrials 1206 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000210327 [Member] | Information Technology 1207 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C 000210327 [Member] | Communication Services 1208 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000210327 [Member] | Consumer Discretionary 1209 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000210327 [Member] | Energy 1210 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000210327 [Member] | Other Short Term Investments 1211 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000210327 [Member] | Derivative Instruments 1212 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000210327 [Member] | Other Sectors 1213 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000210327 [Member] | Total Net Assets 1214 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C 000192070 [Member] | Information Technology 1231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C 000192070 [Member] | Consumer Discretionary 1232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.10%
C 000192070 [Member] | Financials 1233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C 000192070 [Member] | Communication Services 1234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000192070 [Member] | Health Care 1235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000192070 [Member] | Industrials 1236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000192070 [Member] | Other Short Term Investments 1237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192070 [Member] | Consumer Staples 1238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192070 [Member] | Materials 1239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192070 [Member] | Derivative Instruments 1240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000192070 [Member] | Total Net Assets 1241 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000192070 [Member] | Derivative Instruments 1243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000192070 [Member] | Total Net Assets 1244 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000090917 [Member] | Derivative Instruments 1263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000090917 [Member] | Information Technology 1264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C 000090917 [Member] | Financials 1265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000090917 [Member] | Consumer Discretionary 1266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000090917 [Member] | Other Short Term Investments 1267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000090917 [Member] | Industrials 1268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C 000090917 [Member] | Health Care 1269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000090917 [Member] | Communication Services 1270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000090917 [Member] | Government Securities 1271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000090917 [Member] | Consumer Staples 1272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000090917 [Member] | Other Sectors 1273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C 000090917 [Member] | Total Net Assets 1274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	200.00%
C 000090917 [Member] | Derivative Instruments 1276 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(58.60%)
C 000090917 [Member] | Total Net Assets 1277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(58.60%)
C 000039480 [Member] | Materials 1302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	60.90%
C 000039480 [Member] | Energy 1303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	35.10%
C 000039480 [Member] | Other Short Term Investments 1304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000039480 [Member] | Consumer Staples 1305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000039480 [Member] | Securities Lending Collateral 1306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000039480 [Member] | Total Net Assets 1307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000004653 [Member] | Information Technology 1326 [Member]
Holdings [Line Items]
Percent of Net Asset Value	48.10%
C 000004653 [Member] | Consumer Discretionary 1327 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C 000004653 [Member] | Communication Services 1328 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000004653 [Member] | Health Care 1329 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000004653 [Member] | Financials 1330 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000004653 [Member] | Industrials 1331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000004653 [Member] | Materials 1332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000004653 [Member] | Real Estate 1333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000004653 [Member] | Other Short Term Investments 1334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000004653 [Member] | Total Net Assets 1335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000004631 [Member] | Financials 1354 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.40%
C 000004631 [Member] | Industrials 1355 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000004631 [Member] | Information Technology 1356 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000004631 [Member] | Health Care 1357 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000004631 [Member] | Consumer Staples 1358 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
C 000004631 [Member] | Consumer Discretionary 1359 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000004631 [Member] | Materials 1360 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000004631 [Member] | Communication Services 1361 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000004631 [Member] | Utilities 1362 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000004631 [Member] | Energy 1363 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000004631 [Member] | Other Sectors 1364 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000004631 [Member] | Total Net Assets 1365 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000192056 [Member] | Information Technology 1384 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.10%
C 000192056 [Member] | Consumer Discretionary 1385 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000192056 [Member] | Health Care 1386 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000192056 [Member] | Communication Services 1387 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000192056 [Member] | Financials 1388 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000192056 [Member] | Industrials 1389 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000192056 [Member] | Consumer Staples 1390 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000192056 [Member] | Real Estate 1391 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192056 [Member] | Materials 1392 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192056 [Member] | Other Short Term Investments 1393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000192056 [Member] | Total Net Assets 1394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000202639 [Member] | Real Estate 1419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.00%
C 000202639 [Member] | Consumer Discretionary 1420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000202639 [Member] | Other Short Term Investments 1421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000202639 [Member] | Health Care 1422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000202639 [Member] | Total Net Assets 1423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C 000210331 [Member] | Financials 1446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C 000210331 [Member] | Industrials 1447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000210331 [Member] | Consumer Discretionary 1448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000210331 [Member] | Materials 1449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000210331 [Member] | Energy 1450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000210331 [Member] | Health Care 1451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C 000210331 [Member] | Consumer Staples 1452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000210331 [Member] | Information Technology 1453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000210331 [Member] | Communication Services 1454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000210331 [Member] | Utilities 1455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000210331 [Member] | Other Sectors 1456 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000210331 [Member] | Total Net Assets 1457 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C 000004672 [Member] | Information Technology 1474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.90%
C 000004672 [Member] | Financials 1475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000004672 [Member] | Industrials 1476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000004672 [Member] | Consumer Discretionary 1477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000004672 [Member] | Health Care 1478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000004672 [Member] | Communication Services 1479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000004672 [Member] | Consumer Staples 1480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000004672 [Member] | Energy 1481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000004672 [Member] | Materials 1482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000004672 [Member] | Utilities 1483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000004672 [Member] | Other Sectors 1484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000004672 [Member] | Total Net Assets 1485 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218178 [Member] | Industrials 1504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.00%
C 000218178 [Member] | Financials 1505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000218178 [Member] | Consumer Discretionary 1506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000218178 [Member] | Information Technology 1507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C 000218178 [Member] | Health Care 1508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000218178 [Member] | Materials 1509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000218178 [Member] | Energy 1510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218178 [Member] | Consumer Staples 1511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000218178 [Member] | Communication Services 1512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000218178 [Member] | Utilities 1513 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000218178 [Member] | Other Sectors 1514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000218178 [Member] | Total Net Assets 1515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000004643 [Member] | Derivative Instruments 1532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	56.30%
C 000004643 [Member] | Non U S Government Agency A B S 1533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.50%
C 000004643 [Member] | U S Government Agency M B S 1534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.50%
C 000004643 [Member] | Government Securities 1535 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000004643 [Member] | Financials 1536 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000004643 [Member] | Industrials 1537 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000004643 [Member] | Utilities 1538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000004643 [Member] | Other Short Term Investments 1539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000004643 [Member] | Energy 1540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000004643 [Member] | Information Technology 1541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000004643 [Member] | Other Sectors 1542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C 000004643 [Member] | Total Net Assets 1543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	155.80%
C 000004643 [Member] | Derivative Instruments 1545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C 000004643 [Member] | Total Net Assets 1546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.70%)
C 000166582 [Member] | Financials 1565 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.30%
C 000166582 [Member] | Energy 1566 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C 000166582 [Member] | Utilities 1567 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000166582 [Member] | Materials 1568 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000166582 [Member] | Consumer Staples 1569 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000166582 [Member] | Industrials 1570 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000166582 [Member] | Government Securities 1571 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000166582 [Member] | Communication Services 1572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000166582 [Member] | Real Estate 1573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000166582 [Member] | Other Short Term Investments 1574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000166582 [Member] | Other Sectors 1575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000166582 [Member] | Total Net Assets 1576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C 000159263 [Member] | Derivative Instruments 1593 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C 000159263 [Member] | Non U S Government Agency A B S 1594 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.40%
C 000159263 [Member] | Government Securities 1595 [Member]
Holdings [Line Items]
Percent of Net Asset Value	27.40%
C 000159263 [Member] | Financials 1596 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000159263 [Member] | Other Short Term Investments 1597 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000159263 [Member] | U S Government Agency M B S 1598 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000159263 [Member] | Industrials 1599 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000159263 [Member] | Utilities 1600 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000159263 [Member] | Consumer Discretionary 1601 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000159263 [Member] | Energy 1602 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000159263 [Member] | Other Sectors 1603 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000159263 [Member] | Total Net Assets 1604 [Member]
Holdings [Line Items]
Percent of Net Asset Value	196.10%
C 000218180 [Member] | Derivative Instruments 1627 [Member]
Holdings [Line Items]
Percent of Net Asset Value	59.10%
C 000218180 [Member] | U S Government Agency M B S 1628 [Member]
Holdings [Line Items]
Percent of Net Asset Value	52.20%
C 000218180 [Member] | Non U S Government Agency A B S 1629 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.50%
C 000218180 [Member] | Government Securities 1630 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000218180 [Member] | Other Short Term Investments 1631 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218180 [Member] | Total Net Assets 1632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	158.10%
C 000218180 [Member] | Derivative Instruments 1634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000218180 [Member] | Total Net Assets 1635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000004654 [Member] | Government Securities 1648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C 000004654 [Member] | Repurchase Agreements 1649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C 000004654 [Member] | Discount Notes 1650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000004654 [Member] | Total Net Assets 1651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.00%
C 000004648 [Member] | Government Securities 1674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.70%
C 000004648 [Member] | U S Government Agency M B S 1675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C 000004648 [Member] | Non U S Government Agency A B S 1676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000004648 [Member] | Financials 1677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C 000004648 [Member] | Derivative Instruments 1678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000004648 [Member] | Energy 1679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000004648 [Member] | Industrials 1680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000004648 [Member] | Communication Services 1681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000004648 [Member] | Consumer Discretionary 1682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000004648 [Member] | Real Estate 1683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000004648 [Member] | Other Sectors 1684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000004648 [Member] | Total Net Assets 1685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	113.30%
C 000004648 [Member] | Derivative Instruments 1687 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.00%)
C 000004648 [Member] | U S Government Agency M B S 1688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.30%)
C 000004648 [Member] | Total Net Assets 1689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(4.30%)
C 000106863 [Member] | Utilities 1714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	44.90%
C 000106863 [Member] | Industrials 1715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.00%
C 000106863 [Member] | Energy 1716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000106863 [Member] | Real Estate 1717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000106863 [Member] | Other Short Term Investments 1718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000106863 [Member] | Communication Services 1719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000106863 [Member] | Total Net Assets 1720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.70%
C 000029596 [Member] | Equity Linked Structured Notes 1745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C 000029596 [Member] | Health Care 1746 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000029596 [Member] | Industrials 1747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C 000029596 [Member] | Financials 1748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C 000029596 [Member] | Energy 1749 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000029596 [Member] | Utilities 1750 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.70%
C 000029596 [Member] | Consumer Staples 1751 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000029596 [Member] | Government Securities 1752 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000029596 [Member] | Materials 1753 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000029596 [Member] | Consumer Discretionary 1754 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000029596 [Member] | Other Sectors 1755 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000029596 [Member] | Total Net Assets 1756 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000054128 [Member] | Information Technology 1783 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.20%
C 000054128 [Member] | Financials 1784 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C 000054128 [Member] | Health Care 1785 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000054128 [Member] | Consumer Discretionary 1786 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.30%
C 000054128 [Member] | Communication Services 1787 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000054128 [Member] | Consumer Staples 1788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000054128 [Member] | Industrials 1789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000054128 [Member] | Utilities 1790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000054128 [Member] | Real Estate 1791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000054128 [Member] | Energy 1792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000054128 [Member] | Other Sectors 1793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000054128 [Member] | Total Net Assets 1794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000192058 [Member] | Financials 1811 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C 000192058 [Member] | Information Technology 1812 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C 000192058 [Member] | Energy 1813 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.30%
C 000192058 [Member] | Consumer Staples 1814 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000192058 [Member] | Industrials 1815 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000192058 [Member] | Utilities 1816 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000192058 [Member] | Communication Services 1817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000192058 [Member] | Other Short Term Investments 1818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000192058 [Member] | Materials 1819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000192058 [Member] | Health Care 1820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192058 [Member] | Other Sectors 1821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000192058 [Member] | Total Net Assets 1822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000192058 [Member] | Derivative Instruments 1824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000192058 [Member] | Total Net Assets 1825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000153488 [Member] | Financials 1848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.40%
C 000153488 [Member] | Health Care 1849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C 000153488 [Member] | Consumer Discretionary 1850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.00%
C 000153488 [Member] | Industrials 1851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C 000153488 [Member] | Communication Services 1852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000153488 [Member] | Consumer Staples 1853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000153488 [Member] | Energy 1854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000153488 [Member] | Other Short Term Investments 1855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000153488 [Member] | Information Technology 1856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000153488 [Member] | Materials 1857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000153488 [Member] | Other Sectors 1858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000153488 [Member] | Total Net Assets 1859 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C 000192060 [Member] | Financials 1884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000192060 [Member] | Health Care 1885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000192060 [Member] | Industrials 1886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.80%
C 000192060 [Member] | Information Technology 1887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000192060 [Member] | Consumer Staples 1888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000192060 [Member] | Energy 1889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000192060 [Member] | Communication Services 1890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000192060 [Member] | Consumer Discretionary 1891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000192060 [Member] | Utilities 1892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000192060 [Member] | Materials 1893 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000192060 [Member] | Other Sectors 1894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000192060 [Member] | Total Net Assets 1895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.80%
C 000004641 [Member] | Information Technology 1912 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.60%
C 000004641 [Member] | Communication Services 1913 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.00%
C 000004641 [Member] | Health Care 1914 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000004641 [Member] | Financials 1915 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000004641 [Member] | Consumer Discretionary 1916 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000004641 [Member] | Industrials 1917 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000004641 [Member] | Real Estate 1918 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000004641 [Member] | Securities Lending Collateral 1919 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000004641 [Member] | Materials 1920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000004641 [Member] | Other Short Term Investments 1921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000004641 [Member] | Total Net Assets 1922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000004650 [Member] | Information Technology 1941 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C 000004650 [Member] | Health Care 1942 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.20%
C 000004650 [Member] | Industrials 1943 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.70%
C 000004650 [Member] | Consumer Discretionary 1944 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000004650 [Member] | Financials 1945 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000004650 [Member] | Materials 1946 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000004650 [Member] | Consumer Staples 1947 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000004650 [Member] | Other Short Term Investments 1948 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000004650 [Member] | Energy 1949 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000004650 [Member] | Utilities 1950 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000004650 [Member] | Other Sectors 1951 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000004650 [Member] | Total Net Assets 1952 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000138276 [Member] | Derivative Instruments 1977 [Member]
Holdings [Line Items]
Percent of Net Asset Value	57.20%
C 000138276 [Member] | Financials 1978 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000138276 [Member] | Information Technology 1979 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000138276 [Member] | Consumer Discretionary 1980 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000138276 [Member] | Government Securities 1981 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000138276 [Member] | Industrials 1982 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000138276 [Member] | Communication Services 1983 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C 000138276 [Member] | Health Care 1984 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000138276 [Member] | Energy 1985 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000138276 [Member] | Consumer Staples 1986 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000138276 [Member] | Other Sectors 1987 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C 000138276 [Member] | Total Net Assets 1988 [Member]
Holdings [Line Items]
Percent of Net Asset Value	157.20%
C 000138276 [Member] | Derivative Instruments 1990 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C 000138276 [Member] | Total Net Assets 1991 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(16.20%)
C 000202641 [Member] | Information Technology 2010 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.40%
C 000202641 [Member] | Financials 2011 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000202641 [Member] | Consumer Discretionary 2012 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000202641 [Member] | Health Care 2013 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000202641 [Member] | Industrials 2014 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000202641 [Member] | Communication Services 2015 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000202641 [Member] | Consumer Staples 2016 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000202641 [Member] | Energy 2017 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000202641 [Member] | Derivative Instruments 2018 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000202641 [Member] | Utilities 2019 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000202641 [Member] | Other Sectors 2020 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000202641 [Member] | Total Net Assets 2021 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C 000202641 [Member] | Derivative Instruments 2023 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000202641 [Member] | Total Net Assets 2024 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000004704 [Member] | Information Technology 2043 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.50%
C 000004704 [Member] | Industrials 2044 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C 000004704 [Member] | Consumer Discretionary 2045 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000004704 [Member] | Financials 2046 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000004704 [Member] | Health Care 2047 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000004704 [Member] | Communication Services 2048 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000004704 [Member] | Energy 2049 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000004704 [Member] | Consumer Staples 2050 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000004704 [Member] | Other Short Term Investments 2051 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000004704 [Member] | Utilities 2052 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000004704 [Member] | Other Sectors 2053 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000004704 [Member] | Total Net Assets 2054 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000252145 [Member] | Information Technology 2073 [Member]
Holdings [Line Items]
Percent of Net Asset Value	49.70%
C 000252145 [Member] | Consumer Discretionary 2074 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C 000252145 [Member] | Communication Services 2075 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000252145 [Member] | Health Care 2076 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000252145 [Member] | Consumer Staples 2077 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.00%
C 000252145 [Member] | Industrials 2078 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000252145 [Member] | Derivative Instruments 2079 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000252145 [Member] | Other Short Term Investments 2080 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000252145 [Member] | Utilities 2081 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000252145 [Member] | Materials 2082 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000252145 [Member] | Other Sectors 2083 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000252145 [Member] | Total Net Assets 2084 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.90%
C 000252145 [Member] | Derivative Instruments 2086 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C 000252145 [Member] | Total Net Assets 2087 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.90%)
C 000004649 [Member] | U S Government Agency M B S 2106 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.70%
C 000004649 [Member] | Government Securities 2107 [Member]
Holdings [Line Items]
Percent of Net Asset Value	38.30%
C 000004649 [Member] | Non U S Government Agency A B S 2108 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000004649 [Member] | Financials 2109 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000004649 [Member] | Other Short Term Investments 2110 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000004649 [Member] | Communication Services 2111 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000004649 [Member] | Consumer Staples 2112 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C 000004649 [Member] | Health Care 2113 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000004649 [Member] | Utilities 2114 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000004649 [Member] | Industrials 2115 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000004649 [Member] | Other Sectors 2116 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000004649 [Member] | Total Net Assets 2117 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.60%
C 000039493 [Member] | Financials 2134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000039493 [Member] | Industrials 2135 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C 000039493 [Member] | Health Care 2136 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000039493 [Member] | Consumer Discretionary 2137 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C 000039493 [Member] | Information Technology 2138 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000039493 [Member] | Energy 2139 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000039493 [Member] | Consumer Staples 2140 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000039493 [Member] | Materials 2141 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000039493 [Member] | Utilities 2142 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000039493 [Member] | Communication Services 2143 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000039493 [Member] | Other Sectors 2144 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000039493 [Member] | Total Net Assets 2145 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000218182 [Member] | Information Technology 2162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.00%
C 000218182 [Member] | Industrials 2163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.50%
C 000218182 [Member] | Financials 2164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C 000218182 [Member] | Consumer Discretionary 2165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C 000218182 [Member] | Health Care 2166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000218182 [Member] | Consumer Staples 2167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000218182 [Member] | Communication Services 2168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000218182 [Member] | Other Short Term Investments 2169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000218182 [Member] | Total Net Assets 2170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C 000202644 [Member] | Consumer Discretionary 2192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.10%
C 000202644 [Member] | Communication Services 2193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.60%
C 000202644 [Member] | Information Technology 2194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.80%
C 000202644 [Member] | Health Care 2195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000202644 [Member] | Financials 2196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.70%
C 000202644 [Member] | Industrials 2197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000202644 [Member] | Consumer Staples 2198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000202644 [Member] | Other Short Term Investments 2199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000202644 [Member] | Derivative Instruments 2200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000202644 [Member] | Total Net Assets 2201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000202644 [Member] | Derivative Instruments 2203 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000202644 [Member] | Total Net Assets 2204 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000218177 [Member] | Non U S Government Agency A B S 2229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.30%
C 000218177 [Member] | Derivative Instruments 2230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.60%
C 000218177 [Member] | Financials 2231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.80%
C 000218177 [Member] | Energy 2232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000218177 [Member] | Consumer Discretionary 2233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000218177 [Member] | Industrials 2234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218177 [Member] | Utilities 2235 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000218177 [Member] | U S Government Agency M B S 2236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000218177 [Member] | Health Care 2237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000218177 [Member] | Real Estate 2238 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000218177 [Member] | Other Sectors 2239 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000218177 [Member] | Total Net Assets 2240 [Member]
Holdings [Line Items]
Percent of Net Asset Value	127.50%
C 000218177 [Member] | Derivative Instruments 2242 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000218177 [Member] | Total Net Assets 2243 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(8.60%)
C 000218201 [Member] | Communication Services 2262 [Member]
Holdings [Line Items]
Percent of Net Asset Value	98.30%
C 000218201 [Member] | Consumer Discretionary 2263 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000218201 [Member] | Derivative Instruments 2264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218201 [Member] | Other Short Term Investments 2265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218201 [Member] | Real Estate 2266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218201 [Member] | Securities Lending Collateral 2267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218201 [Member] | Total Net Assets 2268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C 000218202 [Member] | Consumer Discretionary 2287 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.20%
C 000218202 [Member] | Materials 2288 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000218202 [Member] | Industrials 2289 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218202 [Member] | Consumer Staples 2290 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218202 [Member] | Derivative Instruments 2291 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218202 [Member] | Other Short Term Investments 2292 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000218202 [Member] | Securities Lending Collateral 2293 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000218202 [Member] | Total Net Assets 2294 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000218193 [Member] | Financials 2313 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C 000218193 [Member] | Information Technology 2314 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C 000218193 [Member] | Health Care 2315 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000218193 [Member] | Consumer Discretionary 2316 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.00%
C 000218193 [Member] | Industrials 2317 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000218193 [Member] | Materials 2318 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000218193 [Member] | Consumer Staples 2319 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000218193 [Member] | Communication Services 2320 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000218193 [Member] | Energy 2321 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C 000218193 [Member] | Derivative Instruments 2322 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218193 [Member] | Other Sectors 2323 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218193 [Member] | Total Net Assets 2324 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000218204 [Member] | Energy 2343 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.10%
C 000218204 [Member] | Derivative Instruments 2344 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000218204 [Member] | Other Short Term Investments 2345 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000218204 [Member] | Utilities 2346 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218204 [Member] | Securities Lending Collateral 2347 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218204 [Member] | Total Net Assets 2348 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000218207 [Member] | Financials 2367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.20%
C 000218207 [Member] | Derivative Instruments 2368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218207 [Member] | Other Short Term Investments 2369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218207 [Member] | Industrials 2370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000218207 [Member] | Information Technology 2371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218207 [Member] | Securities Lending Collateral 2372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218207 [Member] | Health Care 2373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218207 [Member] | Total Net Assets 2374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.60%
C 000218209 [Member] | Health Care 2393 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.00%
C 000218209 [Member] | Derivative Instruments 2394 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000218209 [Member] | Other Short Term Investments 2395 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000218209 [Member] | Materials 2396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000218209 [Member] | Consumer Staples 2397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218209 [Member] | Securities Lending Collateral 2398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000218209 [Member] | Financials 2399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218209 [Member] | Total Net Assets 2400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000192052 [Member] | Industrials 2419 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.80%
C 000192052 [Member] | Other Short Term Investments 2420 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192052 [Member] | Derivative Instruments 2421 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000192052 [Member] | Consumer Discretionary 2422 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000192052 [Member] | Financials 2423 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192052 [Member] | Materials 2424 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000192052 [Member] | Information Technology 2425 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000192052 [Member] | Securities Lending Collateral 2426 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000192052 [Member] | Utilities 2427 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.10%
C 000192052 [Member] | Total Net Assets 2428 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C 000218210 [Member] | Information Technology 2447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	93.10%
C 000218210 [Member] | Industrials 2448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000218210 [Member] | Financials 2449 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000218210 [Member] | Communication Services 2450 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218210 [Member] | Derivative Instruments 2451 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000218210 [Member] | Other Short Term Investments 2452 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218210 [Member] | Consumer Discretionary 2453 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000218210 [Member] | Securities Lending Collateral 2454 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000218210 [Member] | Total Net Assets 2455 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000192050 [Member] | Materials 2474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	97.50%
C 000192050 [Member] | Industrials 2475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000192050 [Member] | Other Short Term Investments 2476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.90%
C 000192050 [Member] | Derivative Instruments 2477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192050 [Member] | Consumer Staples 2478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000192050 [Member] | Securities Lending Collateral 2479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000192050 [Member] | Total Net Assets 2480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.30%
C 000218197 [Member] | Information Technology 2499 [Member]
Holdings [Line Items]
Percent of Net Asset Value	51.00%
C 000218197 [Member] | Communication Services 2500 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000218197 [Member] | Consumer Discretionary 2501 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000218197 [Member] | Consumer Staples 2502 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000218197 [Member] | Health Care 2503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000218197 [Member] | Industrials 2504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000218197 [Member] | Materials 2505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000218197 [Member] | Utilities 2506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C 000218197 [Member] | Derivative Instruments 2507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.80%
C 000218197 [Member] | Other Short Term Investments 2508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000218197 [Member] | Other Sectors 2509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000218197 [Member] | Total Net Assets 2510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000192054 [Member] | Real Estate 2529 [Member]
Holdings [Line Items]
Percent of Net Asset Value	96.50%
C 000192054 [Member] | Financials 2530 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000192054 [Member] | Derivative Instruments 2531 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000192054 [Member] | Securities Lending Collateral 2532 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000192054 [Member] | Other Short Term Investments 2533 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000192054 [Member] | Total Net Assets 2534 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.10%
C 000004634 [Member] | Information Technology 2551 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C 000004634 [Member] | Financials 2552 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000004634 [Member] | Consumer Discretionary 2553 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000004634 [Member] | Health Care 2554 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000004634 [Member] | Communication Services 2555 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000004634 [Member] | Industrials 2556 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000004634 [Member] | Consumer Staples 2557 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000004634 [Member] | Securities Lending Collateral 2558 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000004634 [Member] | Energy 2559 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000004634 [Member] | Utilities 2560 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000004634 [Member] | Other Sectors 2561 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000004634 [Member] | Total Net Assets 2562 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.60%
C 000192075 [Member] | Information Technology 2581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	30.70%
C 000192075 [Member] | Financials 2582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.90%
C 000192075 [Member] | Consumer Discretionary 2583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.60%
C 000192075 [Member] | Health Care 2584 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.00%
C 000192075 [Member] | Industrials 2585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000192075 [Member] | Communication Services 2586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000192075 [Member] | Consumer Staples 2587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000192075 [Member] | Energy 2588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192075 [Member] | Real Estate 2589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000192075 [Member] | Utilities 2590 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000192075 [Member] | Other Sectors 2591 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000192075 [Member] | Total Net Assets 2592 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000124095 [Member] | Utilities 2611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	92.20%
C 000124095 [Member] | Industrials 2612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000124095 [Member] | Derivative Instruments 2613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000124095 [Member] | Other Short Term Investments 2614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000124095 [Member] | Total Net Assets 2615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.50%
C 000218195 [Member] | Information Technology 2632 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.00%
C 000218195 [Member] | Financials 2633 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000218195 [Member] | Consumer Discretionary 2634 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C 000218195 [Member] | Industrials 2635 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000218195 [Member] | Health Care 2636 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000218195 [Member] | Communication Services 2637 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000218195 [Member] | Consumer Staples 2638 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000218195 [Member] | Energy 2639 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000218195 [Member] | Materials 2640 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000218195 [Member] | Utilities 2641 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000218195 [Member] | Other Sectors 2642 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000218195 [Member] | Total Net Assets 2643 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000218195 [Member] | Derivative Instruments 2645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000218195 [Member] | Total Net Assets 2646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000004629 [Member] | Financials 2665 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000004629 [Member] | Industrials 2666 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.00%
C 000004629 [Member] | Consumer Discretionary 2667 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.80%
C 000004629 [Member] | Utilities 2668 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000004629 [Member] | Materials 2669 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000004629 [Member] | Health Care 2670 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000004629 [Member] | Real Estate 2671 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000004629 [Member] | Consumer Staples 2672 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000004629 [Member] | Information Technology 2673 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000004629 [Member] | Energy 2674 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000004629 [Member] | Other Sectors 2675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000004629 [Member] | Total Net Assets 2676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000225795 [Member] | Financials 2695 [Member]
Holdings [Line Items]
Percent of Net Asset Value	87.10%
C 000225795 [Member] | Industrials 2696 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000225795 [Member] | Investment Companies 2697 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000225795 [Member] | Health Care 2698 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000225795 [Member] | Communication Services 2699 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000225795 [Member] | Securities Lending Collateral 2700 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000225795 [Member] | Derivative Instruments 2701 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000225795 [Member] | Consumer Discretionary 2702 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000225795 [Member] | Consumer Staples 2703 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000225795 [Member] | Information Technology 2704 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.20%
C 000225795 [Member] | Total Net Assets 2705 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000248333 [Member] | Consumer Discretionary 2726 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.00%
C 000248333 [Member] | Health Care 2727 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.30%
C 000248333 [Member] | Industrials 2728 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000248333 [Member] | Financials 2729 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000248333 [Member] | Information Technology 2730 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000248333 [Member] | Materials 2731 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.90%
C 000248333 [Member] | Communication Services 2732 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C 000248333 [Member] | Utilities 2733 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000248333 [Member] | Consumer Staples 2734 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000248333 [Member] | Energy 2735 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000248333 [Member] | Other Sectors 2736 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000248333 [Member] | Total Net Assets 2737 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.50%
C 000179076 [Member] | Information Technology 2758 [Member]
Holdings [Line Items]
Percent of Net Asset Value	31.30%
C 000179076 [Member] | Financials 2759 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C 000179076 [Member] | Health Care 2760 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.20%
C 000179076 [Member] | Consumer Discretionary 2761 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000179076 [Member] | Industrials 2762 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000179076 [Member] | Communication Services 2763 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000179076 [Member] | Consumer Staples 2764 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000179076 [Member] | Real Estate 2765 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000179076 [Member] | Materials 2766 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000179076 [Member] | Energy 2767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000179076 [Member] | Other Sectors 2768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000179076 [Member] | Total Net Assets 2769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000202645 [Member] | Health Care 2788 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.60%
C 000202645 [Member] | Industrials 2789 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.30%
C 000202645 [Member] | Information Technology 2790 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.60%
C 000202645 [Member] | Consumer Staples 2791 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000202645 [Member] | Financials 2792 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000202645 [Member] | Materials 2793 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000202645 [Member] | Communication Services 2794 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000202645 [Member] | Consumer Discretionary 2795 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000202645 [Member] | Derivative Instruments 2796 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.60%
C 000202645 [Member] | Other Short Term Investments 2797 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000202645 [Member] | Total Net Assets 2798 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000218185 [Member] | Derivative Instruments 2817 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.00%
C 000218185 [Member] | Financials 2818 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C 000218185 [Member] | Non U S Government Agency A B S 2819 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.60%
C 000218185 [Member] | Other Short Term Investments 2820 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.50%
C 000218185 [Member] | Health Care 2821 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000218185 [Member] | Energy 2822 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000218185 [Member] | Communication Services 2823 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000218185 [Member] | Utilities 2824 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000218185 [Member] | Information Technology 2825 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000218185 [Member] | Real Estate 2826 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000218185 [Member] | Other Sectors 2827 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000218185 [Member] | Total Net Assets 2828 [Member]
Holdings [Line Items]
Percent of Net Asset Value	197.70%
C 000234523 [Member] | Derivative Instruments 2847 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.00%
C 000234523 [Member] | Financials 2848 [Member]
Holdings [Line Items]
Percent of Net Asset Value	39.30%
C 000234523 [Member] | Other Short Term Investments 2849 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000234523 [Member] | Health Care 2850 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000234523 [Member] | Utilities 2851 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C 000234523 [Member] | Communication Services 2852 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000234523 [Member] | Energy 2853 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000234523 [Member] | Investment Companies 2854 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000234523 [Member] | Consumer Discretionary 2855 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000234523 [Member] | Real Estate 2856 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000234523 [Member] | Other Sectors 2857 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000234523 [Member] | Total Net Assets 2858 [Member]
Holdings [Line Items]
Percent of Net Asset Value	196.90%
C 000111249 [Member] | U S Government Agency M B S 2881 [Member]
Holdings [Line Items]
Percent of Net Asset Value	42.80%
C 000111249 [Member] | Derivative Instruments 2882 [Member]
Holdings [Line Items]
Percent of Net Asset Value	36.00%
C 000111249 [Member] | Non U S Government Agency A B S 2883 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.40%
C 000111249 [Member] | Financials 2884 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000111249 [Member] | Government Securities 2885 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000111249 [Member] | Consumer Discretionary 2886 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000111249 [Member] | Communication Services 2887 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000111249 [Member] | Utilities 2888 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000111249 [Member] | Energy 2889 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000111249 [Member] | Consumer Staples 2890 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000111249 [Member] | Other Sectors 2891 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000111249 [Member] | Total Net Assets 2892 [Member]
Holdings [Line Items]
Percent of Net Asset Value	137.40%
C 000111249 [Member] | Derivative Instruments 2894 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C 000111249 [Member] | Total Net Assets 2895 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.90%)
C 000218220 [Member] | Financials 2920 [Member]
Holdings [Line Items]
Percent of Net Asset Value	28.90%
C 000218220 [Member] | Health Care 2921 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000218220 [Member] | Industrials 2922 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.40%
C 000218220 [Member] | Information Technology 2923 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000218220 [Member] | Energy 2924 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000218220 [Member] | Materials 2925 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000218220 [Member] | Communication Services 2926 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000218220 [Member] | Consumer Discretionary 2927 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000218220 [Member] | Consumer Staples 2928 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000218220 [Member] | Other Short Term Investments 2929 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000218220 [Member] | Other Sectors 2930 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000218220 [Member] | Total Net Assets 2931 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.30%
C 000192062 [Member] | Derivative Instruments 2954 [Member]
Holdings [Line Items]
Percent of Net Asset Value	143.50%
C 000192062 [Member] | U S Government Agency M B S 2955 [Member]
Holdings [Line Items]
Percent of Net Asset Value	65.70%
C 000192062 [Member] | Non U S Government Agency A B S 2956 [Member]
Holdings [Line Items]
Percent of Net Asset Value	43.60%
C 000192062 [Member] | Government Securities 2957 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000192062 [Member] | Financials 2958 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000192062 [Member] | Other Short Term Investments 2959 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C 000192062 [Member] | Utilities 2960 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000192062 [Member] | Health Care 2961 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000192062 [Member] | Communication Services 2962 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192062 [Member] | Energy 2963 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000192062 [Member] | Other Sectors 2964 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000192062 [Member] | Total Net Assets 2965 [Member]
Holdings [Line Items]
Percent of Net Asset Value	300.10%
C 000192062 [Member] | Derivative Instruments 2967 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(118.30%)
C 000192062 [Member] | Total Net Assets 2968 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(118.30%)
C 000218187 [Member] | Derivative Instruments 2993 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.80%
C 000218187 [Member] | Financials 2994 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.20%
C 000218187 [Member] | U S Government Agency M B S 2995 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000218187 [Member] | Government Securities 2996 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000218187 [Member] | Energy 2997 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000218187 [Member] | Utilities 2998 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000218187 [Member] | Non U S Government Agency A B S 2999 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000218187 [Member] | Real Estate 3000 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000218187 [Member] | Health Care 3001 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.60%
C 000218187 [Member] | Industrials 3002 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000218187 [Member] | Other Sectors 3003 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C 000218187 [Member] | Total Net Assets 3004 [Member]
Holdings [Line Items]
Percent of Net Asset Value	171.60%
C 000218187 [Member] | Derivative Instruments 3006 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C 000218187 [Member] | Total Net Assets 3007 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(24.80%)
C 000029602 [Member] | Derivative Instruments 3026 [Member]
Holdings [Line Items]
Percent of Net Asset Value	112.20%
C 000029602 [Member] | Government Securities 3027 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.20%
C 000029602 [Member] | U S Government Agency M B S 3028 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000029602 [Member] | Non U S Government Agency A B S 3029 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C 000029602 [Member] | Other Short Term Investments 3030 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000029602 [Member] | Financials 3031 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C 000029602 [Member] | Consumer Discretionary 3032 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000029602 [Member] | Information Technology 3033 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000029602 [Member] | Health Care 3034 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C 000029602 [Member] | Total Net Assets 3035 [Member]
Holdings [Line Items]
Percent of Net Asset Value	239.30%
C 000029602 [Member] | Derivative Instruments 3037 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(123.70%)
C 000029602 [Member] | Total Net Assets 3038 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(123.70%)
C 000004647 [Member] | Financials 3059 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000004647 [Member] | Energy 3060 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.60%
C 000004647 [Member] | Consumer Discretionary 3061 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C 000004647 [Member] | Communication Services 3062 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
C 000004647 [Member] | Industrials 3063 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000004647 [Member] | Information Technology 3064 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000004647 [Member] | Consumer Staples 3065 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000004647 [Member] | Health Care 3066 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000004647 [Member] | Materials 3067 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000004647 [Member] | Securities Lending Collateral 3068 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.50%
C 000004647 [Member] | Other Sectors 3069 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000004647 [Member] | Total Net Assets 3070 [Member]
Holdings [Line Items]
Percent of Net Asset Value	104.20%
C 000248335 [Member] | Financials 3089 [Member]
Holdings [Line Items]
Percent of Net Asset Value	37.00%
C 000248335 [Member] | Health Care 3090 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000248335 [Member] | Government Securities 3091 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C 000248335 [Member] | Industrials 3092 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000248335 [Member] | Utilities 3093 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000248335 [Member] | Communication Services 3094 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000248335 [Member] | Consumer Staples 3095 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.90%
C 000248335 [Member] | Information Technology 3096 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000248335 [Member] | Derivative Instruments 3097 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.60%
C 000248335 [Member] | Energy 3098 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000248335 [Member] | Other Sectors 3099 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000248335 [Member] | Total Net Assets 3100 [Member]
Holdings [Line Items]
Percent of Net Asset Value	105.20%
C 000248335 [Member] | Derivative Instruments 3102 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000248335 [Member] | Total Net Assets 3103 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000166583 [Member] | U S Government Agency M B S 3120 [Member]
Holdings [Line Items]
Percent of Net Asset Value	26.40%
C 000166583 [Member] | Derivative Instruments 3121 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.60%
C 000166583 [Member] | Financials 3122 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.10%
C 000166583 [Member] | Government Securities 3123 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.90%
C 000166583 [Member] | Non U S Government Agency A B S 3124 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000166583 [Member] | Utilities 3125 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000166583 [Member] | Energy 3126 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000166583 [Member] | Consumer Discretionary 3127 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000166583 [Member] | Health Care 3128 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000166583 [Member] | Industrials 3129 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000166583 [Member] | Other Sectors 3130 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.00%
C 000166583 [Member] | Total Net Assets 3131 [Member]
Holdings [Line Items]
Percent of Net Asset Value	124.50%
C 000166583 [Member] | Derivative Instruments 3133 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C 000166583 [Member] | Total Net Assets 3134 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(3.60%)
C 000210334 [Member] | Industrials 3161 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.60%
C 000210334 [Member] | Financials 3162 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.30%
C 000210334 [Member] | Consumer Discretionary 3163 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C 000210334 [Member] | Information Technology 3164 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C 000210334 [Member] | Real Estate 3165 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000210334 [Member] | Health Care 3166 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.10%
C 000210334 [Member] | Materials 3167 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000210334 [Member] | Energy 3168 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000210334 [Member] | Consumer Staples 3169 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000210334 [Member] | Communication Services 3170 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000210334 [Member] | Other Sectors 3171 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C 000210334 [Member] | Total Net Assets 3172 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000210333 [Member] | Financials 3191 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.40%
C 000210333 [Member] | Information Technology 3192 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.90%
C 000210333 [Member] | Health Care 3193 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000210333 [Member] | Consumer Staples 3194 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.50%
C 000210333 [Member] | Industrials 3195 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
C 000210333 [Member] | Consumer Discretionary 3196 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.50%
C 000210333 [Member] | Communication Services 3197 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C 000210333 [Member] | Energy 3198 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000210333 [Member] | Materials 3199 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000210333 [Member] | Real Estate 3200 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000210333 [Member] | Other Sectors 3201 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C 000210333 [Member] | Total Net Assets 3202 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.70%
C 000138280 [Member] | Information Technology 3223 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.20%
C 000138280 [Member] | Financials 3224 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.00%
C 000138280 [Member] | Government Securities 3225 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000138280 [Member] | Consumer Discretionary 3226 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000138280 [Member] | Health Care 3227 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C 000138280 [Member] | U S Government Agency M B S 3228 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C 000138280 [Member] | Industrials 3229 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000138280 [Member] | Communication Services 3230 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000138280 [Member] | Energy 3231 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C 000138280 [Member] | Consumer Staples 3232 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000138280 [Member] | Other Sectors 3233 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000138280 [Member] | Total Net Assets 3234 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.80%
C 000138280 [Member] | Derivative Instruments 3236 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000138280 [Member] | Total Net Assets 3237 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
C 000218189 [Member] | Information Technology 3264 [Member]
Holdings [Line Items]
Percent of Net Asset Value	24.50%
C 000218189 [Member] | Health Care 3265 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.90%
C 000218189 [Member] | Government Securities 3266 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.70%
C 000218189 [Member] | Financials 3267 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.50%
C 000218189 [Member] | Consumer Discretionary 3268 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000218189 [Member] | Industrials 3269 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.00%
C 000218189 [Member] | Other Short Term Investments 3270 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C 000218189 [Member] | Communication Services 3271 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000218189 [Member] | Utilities 3272 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000218189 [Member] | Energy 3273 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000218189 [Member] | Other Sectors 3274 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000218189 [Member] | Total Net Assets 3275 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000218189 [Member] | Derivative Instruments 3277 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000218189 [Member] | Total Net Assets 3278 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000252143 [Member] | Information Technology 3301 [Member]
Holdings [Line Items]
Percent of Net Asset Value	34.70%
C 000252143 [Member] | Health Care 3302 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.60%
C 000252143 [Member] | Industrials 3303 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000252143 [Member] | Consumer Discretionary 3304 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000252143 [Member] | Financials 3305 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.40%
C 000252143 [Member] | Utilities 3306 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000252143 [Member] | Communication Services 3307 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000252143 [Member] | Energy 3308 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C 000252143 [Member] | Securities Lending Collateral 3309 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000252143 [Member] | Materials 3310 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C 000252143 [Member] | Other Sectors 3311 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000252143 [Member] | Total Net Assets 3312 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.80%
C 000004656 [Member] | Information Technology 3331 [Member]
Holdings [Line Items]
Percent of Net Asset Value	50.50%
C 000004656 [Member] | Consumer Discretionary 3332 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.30%
C 000004656 [Member] | Communication Services 3333 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.40%
C 000004656 [Member] | Health Care 3334 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.00%
C 000004656 [Member] | Financials 3335 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000004656 [Member] | Industrials 3336 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000004656 [Member] | Materials 3337 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.50%
C 000004656 [Member] | Other Short Term Investments 3338 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000004656 [Member] | Total Net Assets 3339 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000004657 [Member] | Health Care 3366 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.30%
C 000004657 [Member] | Information Technology 3367 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.10%
C 000004657 [Member] | Industrials 3368 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.80%
C 000004657 [Member] | Consumer Discretionary 3369 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C 000004657 [Member] | Financials 3370 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000004657 [Member] | Communication Services 3371 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000004657 [Member] | Energy 3372 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C 000004657 [Member] | Materials 3373 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C 000004657 [Member] | Consumer Staples 3374 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.30%
C 000004657 [Member] | Other Short Term Investments 3375 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C 000004657 [Member] | Other Sectors 3376 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000004657 [Member] | Total Net Assets 3377 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.10%
C 000029598 [Member] | Derivative Instruments 3396 [Member]
Holdings [Line Items]
Percent of Net Asset Value	33.40%
C 000029598 [Member] | Non U S Government Agency A B S 3397 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.10%
C 000029598 [Member] | Government Securities 3398 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.90%
C 000029598 [Member] | Financials 3399 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.10%
C 000029598 [Member] | U S Government Agency M B S 3400 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000029598 [Member] | Consumer Discretionary 3401 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000029598 [Member] | Health Care 3402 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000029598 [Member] | Energy 3403 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C 000029598 [Member] | Utilities 3404 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000029598 [Member] | Other Short Term Investments 3405 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.90%
C 000029598 [Member] | Other Sectors 3406 [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.30%
C 000029598 [Member] | Total Net Assets 3407 [Member]
Holdings [Line Items]
Percent of Net Asset Value	132.70%
C 000029598 [Member] | Derivative Instruments 3409 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C 000029598 [Member] | Total Net Assets 3410 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(7.30%)
C 000166581 [Member] | Energy 3437 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.40%
C 000166581 [Member] | Financials 3438 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.40%
C 000166581 [Member] | Consumer Discretionary 3439 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.70%
C 000166581 [Member] | Communication Services 3440 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C 000166581 [Member] | Information Technology 3441 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000166581 [Member] | Industrials 3442 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C 000166581 [Member] | Health Care 3443 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.30%
C 000166581 [Member] | Consumer Staples 3444 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C 000166581 [Member] | Securities Lending Collateral 3445 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
C 000166581 [Member] | Other Short Term Investments 3446 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000166581 [Member] | Other Sectors 3447 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000166581 [Member] | Total Net Assets 3448 [Member]
Holdings [Line Items]
Percent of Net Asset Value	103.20%
C 000004658 [Member] | Financials 3473 [Member]
Holdings [Line Items]
Percent of Net Asset Value	23.20%
C 000004658 [Member] | Industrials 3474 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.70%
C 000004658 [Member] | Health Care 3475 [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.10%
C 000004658 [Member] | Consumer Staples 3476 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.70%
C 000004658 [Member] | Energy 3477 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.40%
C 000004658 [Member] | Information Technology 3478 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.80%
C 000004658 [Member] | Materials 3479 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.20%
C 000004658 [Member] | Consumer Discretionary 3480 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.00%
C 000004658 [Member] | Utilities 3481 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C 000004658 [Member] | Communication Services 3482 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C 000004658 [Member] | Other Sectors 3483 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C 000004658 [Member] | Total Net Assets 3484 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000234525 [Member] | Industrials 3503 [Member]
Holdings [Line Items]
Percent of Net Asset Value	29.70%
C 000234525 [Member] | Consumer Discretionary 3504 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.90%
C 000234525 [Member] | Communication Services 3505 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.90%
C 000234525 [Member] | Information Technology 3506 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.80%
C 000234525 [Member] | Financials 3507 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.20%
C 000234525 [Member] | Consumer Staples 3508 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C 000234525 [Member] | Health Care 3509 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%
C 000234525 [Member] | Other Short Term Investments 3510 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C 000234525 [Member] | Materials 3511 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000234525 [Member] | Total Net Assets 3512 [Member]
Holdings [Line Items]
Percent of Net Asset Value	101.20%
C 000234525 [Member] | Derivative Instruments 3514 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000234525 [Member] | Total Net Assets 3515 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(1.20%)
C 000218191 [Member] | Industrials 3538 [Member]
Holdings [Line Items]
Percent of Net Asset Value	25.50%
C 000218191 [Member] | Information Technology 3539 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C 000218191 [Member] | Financials 3540 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.40%
C 000218191 [Member] | Consumer Discretionary 3541 [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.50%
C 000218191 [Member] | Health Care 3542 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.80%
C 000218191 [Member] | Communication Services 3543 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.10%
C 000218191 [Member] | Materials 3544 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C 000218191 [Member] | Other Short Term Investments 3545 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000218191 [Member] | Energy 3546 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C 000218191 [Member] | Total Net Assets 3547 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%
C 000153492 [Member] | Derivative Instruments 3572 [Member]
Holdings [Line Items]
Percent of Net Asset Value	62.20%
C 000153492 [Member] | Communication Services 3573 [Member]
Holdings [Line Items]
Percent of Net Asset Value	17.50%
C 000153492 [Member] | Materials 3574 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C 000153492 [Member] | Other Short Term Investments 3575 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C 000153492 [Member] | Financials 3576 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000153492 [Member] | Energy 3577 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.90%
C 000153492 [Member] | Consumer Discretionary 3578 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000153492 [Member] | Information Technology 3579 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000153492 [Member] | Industrials 3580 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000153492 [Member] | Investment Companies 3581 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000153492 [Member] | Other Sectors 3582 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.80%
C 000153492 [Member] | Total Net Assets 3583 [Member]
Holdings [Line Items]
Percent of Net Asset Value	147.70%
C 000153492 [Member] | Derivative Instruments 3585 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(29.20%)
C 000153492 [Member] | Communication Services 3586 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.60%)
C 000153492 [Member] | Financials 3587 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.50%)
C 000153492 [Member] | Energy 3588 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.40%)
C 000153492 [Member] | Total Net Assets 3589 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(30.70%)
C 000106861 [Member] | Derivative Instruments 3608 [Member]
Holdings [Line Items]
Percent of Net Asset Value	47.90%
C 000106861 [Member] | Government Securities 3609 [Member]
Holdings [Line Items]
Percent of Net Asset Value	32.50%
C 000106861 [Member] | Financials 3610 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C 000106861 [Member] | Energy 3611 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.20%
C 000106861 [Member] | Non U S Government Agency A B S 3612 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000106861 [Member] | Communication Services 3613 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000106861 [Member] | Consumer Discretionary 3614 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C 000106861 [Member] | Industrials 3615 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C 000106861 [Member] | Consumer Staples 3616 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C 000106861 [Member] | Materials 3617 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C 000106861 [Member] | Other Sectors 3618 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000106861 [Member] | Total Net Assets 3619 [Member]
Holdings [Line Items]
Percent of Net Asset Value	146.20%
C 000106861 [Member] | Derivative Instruments 3621 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C 000106861 [Member] | Total Net Assets 3622 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(20.20%)
C 000004630 [Member] | Information Technology 3645 [Member]
Holdings [Line Items]
Percent of Net Asset Value	21.10%
C 000004630 [Member] | Industrials 3646 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C 000004630 [Member] | Consumer Discretionary 3647 [Member]
Holdings [Line Items]
Percent of Net Asset Value	18.30%
C 000004630 [Member] | Financials 3648 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.70%
C 000004630 [Member] | Health Care 3649 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000004630 [Member] | Materials 3650 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.70%
C 000004630 [Member] | Communication Services 3651 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C 000004630 [Member] | Energy 3652 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C 000004630 [Member] | Consumer Staples 3653 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C 000004630 [Member] | Other Short Term Investments 3654 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C 000004630 [Member] | Other Sectors 3655 [Member]
Holdings [Line Items]
Percent of Net Asset Value	0.40%
C 000004630 [Member] | Total Net Assets 3656 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.40%
C 000004651 [Member] | Information Technology 3675 [Member]
Holdings [Line Items]
Percent of Net Asset Value	22.70%
C 000004651 [Member] | Government Securities 3676 [Member]
Holdings [Line Items]
Percent of Net Asset Value	16.10%
C 000004651 [Member] | Financials 3677 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.00%
C 000004651 [Member] | U S Government Agency M B S 3678 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C 000004651 [Member] | Consumer Discretionary 3679 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.90%
C 000004651 [Member] | Communication Services 3680 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.90%
C 000004651 [Member] | Health Care 3681 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000004651 [Member] | Industrials 3682 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C 000004651 [Member] | Energy 3683 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C 000004651 [Member] | Consumer Staples 3684 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000004651 [Member] | Other Sectors 3685 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C 000004651 [Member] | Total Net Assets 3686 [Member]
Holdings [Line Items]
Percent of Net Asset Value	102.00%
C 000004651 [Member] | U S Government Agency M B S 3688 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.70%)
C 000004651 [Member] | Derivative Instruments 3689 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.20%)
C 000004651 [Member] | Total Net Assets 3690 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.90%)
C 000192064 [Member] | Financials 3709 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.10%
C 000192064 [Member] | Health Care 3710 [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.90%
C 000192064 [Member] | Industrials 3711 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.30%
C 000192064 [Member] | Information Technology 3712 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000192064 [Member] | Energy 3713 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.60%
C 000192064 [Member] | Consumer Staples 3714 [Member]
Holdings [Line Items]
Percent of Net Asset Value	9.10%
C 000192064 [Member] | Utilities 3715 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.60%
C 000192064 [Member] | Consumer Discretionary 3716 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C 000192064 [Member] | Materials 3717 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C 000192064 [Member] | Real Estate 3718 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192064 [Member] | Other Sectors 3719 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000192064 [Member] | Total Net Assets 3720 [Member]
Holdings [Line Items]
Percent of Net Asset Value	99.90%
C 000004639 [Member] | Real Estate 3739 [Member]
Holdings [Line Items]
Percent of Net Asset Value	89.50%
C 000004639 [Member] | Consumer Discretionary 3740 [Member]
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C 000004639 [Member] | Other Short Term Investments 3741 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C 000004639 [Member] | Industrials 3742 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C 000004639 [Member] | Securities Lending Collateral 3743 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000004639 [Member] | Health Care 3744 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C 000004639 [Member] | Total Net Assets 3745 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.90%
C 000004639 [Member] | Derivative Instruments 3747 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000004639 [Member] | Total Net Assets 3748 [Member]
Holdings [Line Items]
Percent of Net Asset Value	(0.30%)
C 000004655 [Member] | Financials 3767 [Member]
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C 000004655 [Member] | Health Care 3768 [Member]
Holdings [Line Items]
Percent of Net Asset Value	19.40%
C 000004655 [Member] | Industrials 3769 [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C 000004655 [Member] | Information Technology 3770 [Member]
Holdings [Line Items]
Percent of Net Asset Value	10.60%
C 000004655 [Member] | Energy 3771 [Member]
Holdings [Line Items]
Percent of Net Asset Value	8.40%
C 000004655 [Member] | Consumer Staples 3772 [Member]
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C 000004655 [Member] | Utilities 3773 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.80%
C 000004655 [Member] | Consumer Discretionary 3774 [Member]
Holdings [Line Items]
Percent of Net Asset Value	5.70%
C 000004655 [Member] | Communication Services 3775 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.10%
C 000004655 [Member] | Real Estate 3776 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
C 000004655 [Member] | Other Sectors 3777 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C 000004655 [Member] | Total Net Assets 3778 [Member]
Holdings [Line Items]
Percent of Net Asset Value	100.00%